Document and Entity Information	May 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2021
Entity Registrant Name	agilon health, inc.
Entity Central Index Key	0001831097
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AGL
Security Exchange Name	NYSE
Entity File Number	001-40332
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1915147
Entity Address, Address Line One	1 World Trade Center
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90831
City Area Code	(562)
Local Phone Number	256-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false